VANGUARD
INSTITUTIONAL INDEX
FUND

Semiannual Report
June 30, 1997

[PHOTO]
[THE VANGUARD GROUP LOGO]

[PHOTO]

THE VANGUARD GROUP: LINKING TRADITION AND INNOVATION

At Vanguard, we treasure our rich nautical heritage--even as we steer our course toward the twenty-first century. Our Report cover reflects that blending of tradition and innovation, of past, present, and future. The montage includes a bronze medallion with a likeness of our namesake, HMS Vanguard (Lord Nelson's flagship at The Battle of the Nile); a clock built circa 1816 in Scotland, featuring a portrait of Nelson; and several views of our recently completed campus, which is steeped in nautical imagery--from our buildings named after Nelson's warships (Victory, Majestic, and Goliath are three shown), to our artwork and ornamental compass rose.

                                    CONTENTS

                                  A Message To
                                Our Shareholders
                                       1

                                  The Markets
                                 In Perspective
                                       3

                                  Performance
                                    Summary
                                       5

                                   Financial
                                   Statements
                                       6

                                  Trustees And
                                    Officers

                               INSIDE BACK COVER

                        All comparative mutual fund data
                   are from Lipper Analytical Services, Inc.
                     or Morningstar unless otherwise noted.

[PHOTO]

DEAR SHAREHOLDER,

The U.S. stock market continued its amazing climb during the first half of 1997. During the six months ended June 30--a period that favored large-capitalization stocks--Vanguard Institutional Index Fund provided a return of +20.6%, a precise match of its benchmark, the Standard & Poor's 500 Composite Stock Price Index, and ahead of the return of about 95% of general equity mutual funds.

     This was a remarkable achievement, but one that is unlikely to persist or to recur.

     The adjacent table compares our Fund's six-month total return (capital change plus reinvested dividends) with those of the average general equity fund and the S&P 500 Index. Vanguard Institutional Index Fund's return is based on an increase in net asset value from $68.86 per share on December 31, 1996, to $82.36 per share on June 30, 1997, with the latter figure adjusted for dividends totaling $0.54 per share paid from net investment income and a distribution of $0.095 per share paid from net realized capital gains.

-------------------------------------------------------
                                         TOTAL RETURN
                                       SIX MONTHS ENDED
                                        JUNE 30, 1997
-------------------------------------------------------
Vanguard Institutional Index Fund          +20.6%
-------------------------------------------------------
Average General Equity Fund                +13.0%
-------------------------------------------------------
S&P 500 Index                              +20.6%
-------------------------------------------------------

THE PERIOD IN REVIEW

A nearly perfect climate for common stocks--strong economic growth, rising corporate profits, and decelerating inflation--prevailed during the six months ended June 30. While the market's rising tide lifted all boats, large-capitalization stocks rose the most. The record-setting advance was interrupted by a decline of nearly -10% in the S&P 500 Index during the seven weeks following February 18. By early May, however, the market had resumed its ascent into record territory.

     Jitters about interest rates and inflation were the apparent causes of the brief slide. Although the Federal Reserve Board raised its target for short-term interest rates by a quarter-point to 5.50% on March 25, short-term interest rates ended the period where they began it (5.17% for 90-day U.S. Treasury bills). Longer-term rates were up only slightly (less than one-quarter percentage point) on balance during the first half of 1997. The stock market's strong rebound in the second quarter stemmed from a combination of factors, including strong corporate earnings reports, a lessening of inflation fears, and an easing in interest rates. Whatever their causes, the price fluctuations served as a clear reminder of the volatility that is very much a part of investing in stocks.

     One indication of the bias toward large-cap stocks during the period is that the return on the S&P 500 Index was well in excess of the +17.6% return on the entire U.S. stock market, as measured by the Wilshire 5000 Equity Index. The "non-S&P 500" stocks were up but +10.6%, only one-half the gain in the widely followed 500 Index. Even within the S&P 500 Index, there was a powerful bias toward big stocks and against smaller stocks: The 25 largest stocks in the Index returned +26.5%, while the 475 others provided a return of +17.6%.

     Among the S&P 500 stocks, health-care issues led the way with an advance of +31.4% during the half-year, but all major sectors (except utilities) booked double-digit gains. Other notable performances among sectors came from consumer staples, producer durables, financial services, and technology, all of which provided returns of more than +20% for the half-year. In general, the S&P 500's growth stocks proved stronger during the period than its value stocks.

     The market's pronounced tilt toward larger stocks resulted not only in the remarkable absolute performance of our Fund, but in exceptional relative performance. Our return during the period was fully +7.6 percentage points ahead of the return of the average general equity mutual fund. This competitive group is typically weighted toward smaller-cap stocks--a distinction that has heavily favored our Portfolio over the past two-and-a-half years but that cannot, and will not, work to our advantage in all periods.

IN SUMMARY

The extraordinary bull market for U.S. stocks that began almost 15 years ago has amply demonstrated the rewards of long-term investing. Risk, the inseparable companion of reward, may not be so apparent after such a period. Yet investors disregard risk at their peril. So we hope that the sizable, sudden fluctuations in the stock market during the first half of 1997 reinforced two key messages that we have repeatedly stressed in these Reports to you.

     The first message, of course, concerns the importance of holding a balanced portfolio of stock funds, bond funds, and money market funds in proportions appropriate to your financial situation, tolerance for risk, and investment objectives. By making it easier to ride out episodes of market volatility, a balanced portfolio helps investors to adhere to our second message: Always "stay the course" toward your long-term investment goals.


/s/ JOHN C. BOGLE                          /s/ JOHN J. BRENNAN

John C. Bogle                              John J. Brennan
Chairman of the Board                      President

July 19, 1997

[PHOTO]

THE MARKETS IN PERSPECTIVE
SIX MONTHS ENDED JUNE 30, 1997

U.S. EQUITY MARKETS

As the economy continued to grow while the rate of inflation did not, a robust market provided solid gains to investors in U.S. common stocks during the first half of 1997. The best performers were primarily larger-capitalization issues, although the small-company indexes exhibited some strength in the final two months of the period. Over the half-year, the Standard & Poor's 500 Composite Stock Price Index gained 20.6%, fueled by a 10.8% boost since the end of April. Reflecting the gains among smaller companies, the Russell 2000 Index posted a 10.2% increase for the six-month period, driven by an 11.1% jump in May and a 4.3% rise in June. It was particularly noteworthy that the recent small-cap gains were led by small growth stocks, the worst segment of the U.S. market during the past 12 months. This group has surged 17.6% since the end of March, although at the half-year's end it still lagged the S&P 500 Index by a sizable margin (5.2% versus 20.6%).

     Stocks benefited from the continued strength of corporate earnings, which rose some 15% during the past year, and from a widespread confidence reflected in increased price/earnings ratios. The strength in earnings, the expectation that income will continue to increase at an attractive pace, and the further conviction that inflation is not a problem helped stocks to continue to produce solid gains in the fiscal period. What's more, earnings have shown not only good strength but remarkable consistency in beating the consensus forecasts of Wall Street analysts.


---------------------------------------------------------
                                     TOTAL RETURNS
                              PERIODS ENDED JUNE 30, 1997
                              ---------------------------
                               6 MONTHS  1 YEAR  5 YEARS*
---------------------------------------------------------
EQUITY
   S&P 500 Index                20.6%    34.7%     19.8%
   Russell 2000 Index           10.2     16.3      17.9
   MSCI EAFE Index              11.4     13.2      13.2
---------------------------------------------------------
FIXED-INCOME
   Lehman Aggregate Bond Index   3.1%     8.2%      7.1%
   Lehman 10-Year Municipal
     Bond Index                  3.3      8.3       7.4
   Salomon Brothers Three-Month
     U.S. Treasury Bill Index    2.6      5.3       4.5
---------------------------------------------------------
OTHER
   Consumer Price Index          1.1%     2.3%      2.7%
---------------------------------------------------------

*Average annual.

     The strongest gains in the S&P 500 Index during the past six months came from the health-care sector (up 31.4%) and the consumer-staples sector (up 23.9%). By contrast, numerous uncertainties for utilities caused the issues in that sector to lag the broad market, although, on an absolute basis, their 8.2% return over six months is quite good.


U.S. FIXED-INCOME MARKETS

The modest rise in interest rates during the past six months reflects the economy's underlying momentum. The 10-year U.S. Treasury's yield increased from 6.42% at the end of December to 6.97% by the middle of April. In the following weeks, economic reports indicated a slowing in economic growth and further reduced fears of an increase in inflation. This news helped interest rates fall to 6.50% by the end of June.

     Fueled by robust consumer spending, the U.S. economy expanded at a remarkable 5.8% rate in the first three months of 1997. Reflecting the vibrant economy, the nation's unemployment rate stood at 5.0% in June. Strong economic growth and tight labor markets have often led to rising inflation because of increased demand for goods and services. With this in mind, the Federal Reserve raised its federal funds interest rate target by 0.25% on March 25 in a "preemptive" strike against mounting inflationary pressures. Observed price increases have been subdued in recent months, however. Wholesale prices have fallen in each of the first six months of 1997, and so far this year consumer prices have risen at a slower pace than last year.

     With interest rates very close to year-end levels, bond investors have fared reasonably well during the past six months, as illustrated by the 3.1% return of the Lehman Brothers Aggregate Bond Index. Investors who favored shorter-maturity and lower-quality issues achieved somewhat better returns. Mortgage-backed securities continued to perform well because refinancing activity has been reduced to historically low levels as interest rates have risen. Municipal issues also tended to perform better than their taxable counterparts.

INTERNATIONAL EQUITY MARKETS

International investors received fairly good returns over the past six months. As measured by the broad Morgan Stanley Capital International Europe, Australasia, Far East Index, foreign markets gained 11.4%.

     The period saw two major developments. First, the Japanese stock market moved sharply higher in the spring, returning 11.1% in May and 7.5% in June to U.S. investors. Better tone in the economy, plus strong earnings reported by export-oriented companies benefiting from the weak yen, gave Japan a long-awaited boost. For the six months, the Japanese market is up 9.2%. The competitive benefits of a weak currency relative to the dollar extended to Germany, where the export-driven capital goods and chemical manufacturers gained; overall, the German market rose 17.0% during the six-month period.

     Arguably the biggest news came from the French elections at the end of May. The new government is considered to be less friendly toward the austerity measures needed to meet the eligibility requirements for the European Monetary Union (EMU) in 1999. The French elections also had a broad impact across the continent. Although most investors appear to agree that the elections won't jeopardize the continent's move toward the EMU, the timing and intensity of the fiscal measures are now less certain. For the six months, Europe gained 24.8% in local currencies, which a strong dollar trimmed to 14.4% for U.S. investors.

PERFORMANCE SUMMARY

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Fund. Note, too, that both share price and return can fluctuate widely so that an investment in the Fund could lose money.

INSTITUTIONAL INDEX FUND
TOTAL INVESTMENT RETURNS: JULY 31, 1990-JUNE 30, 1997
-----------------------------------------
          INSTITUTIONAL INDEX     S&P 500
FISCAL  CAPITAL  INCOME   TOTAL    TOTAL
YEAR    RETURN   RETURN  RETURN    RETURN
-----------------------------------------
1990     -7.3%    1.6%    -5.7%    -5.7%
1991     26.4     3.9     30.3     30.5
1992      4.5     3.0      7.5      7.6
1993      7.1     2.9     10.0     10.1
1994     -1.5     2.8      1.3      1.3
1995     34.4     3.2     37.6     37.6
1996     20.6     2.5     23.1     23.0
1997*    19.8     0.8     20.6     20.6
-----------------------------------------

*Six months ended June 30, 1997.
See Financial Highlights table on page 14 for dividend and capital gains information for the past five years.


AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 1997
--------------------------------------------------------------------------------------
                                                                   SINCE INCEPTION
                                INCEPTION                   --------------------------
                                  DATE     1 YEAR   5 YEARS    CAPITAL  INCOME  TOTAL
--------------------------------------------------------------------------------------
Institutional Index Fund         7/31/90   34.79%   19.77%      14.22%  3.04%   17.26%
--------------------------------------------------------------------------------------

[PHOTO]

FINANCIAL STATEMENTS
JUNE 30, 1997 (unaudited)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of the Fund's holdings, including each security's market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.), with the Fund's S&P 500 Index common stocks listed in descending market value order. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the Fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the Fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

    At the end of the Statement of Net Assets, you will find a table displaying the composition of the Fund's net assets on both a dollar and per-share basis. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the Fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the Fund's investments and their cost, and reflects the gains (losses) that would be realized if the Fund were to sell all of its investments at their statement-date values.


-------------------------------------------------------------------------------
                                                                        MARKET
                                                                        VALUE*
INSTITUTIONAL INDEX FUND                               SHARES            (000)
-------------------------------------------------------------------------------
COMMON STOCKS
-------------------------------------------------------------------------------
       General Electric Co.                         7,549,759   $      493,565
       The Coca-Cola Co.                            5,705,476          385,120
       Exxon Corp.                                  5,714,690          351,453
 -     Microsoft Corp.                              2,757,949          348,708
       Merck & Co., Inc.                            2,778,132          287,537
       Royal Dutch Petroleum Co. ADR                4,947,092          268,998
       Intel Corp.                                  1,884,936          266,836
       Philip Morris Cos., Inc.                     5,594,900          248,274
       Procter & Gamble Co.                         1,558,946          220,201
       International Business
         Machines Corp.                             2,304,209          207,811
       Johnson & Johnson                            3,065,355          197,332
       Bristol-Myers Squibb Co.                     2,301,203          186,397
       Wal-Mart Stores, Inc.                        5,252,740          177,608
       Pfizer, Inc.                                 1,485,788          177,552
       E.I. du Pont de Nemours & Co.                2,598,336          163,370
       American International
         Group, Inc.                                1,080,685          161,427
       Eli Lilly & Co.                              1,278,202          139,723
       PepsiCo, Inc.                                3,538,769          132,925
       AT&T Corp.                                   3,739,473          131,115
       Hewlett-Packard Co.                          2,338,741          130,969
       SBC Communications Inc.                      2,101,128          130,007
       Citicorp                                     1,066,131          128,535
       Mobil Corp.                                  1,808,246          126,351
       The Walt Disney Co.                          1,553,716          124,686
       Gillette Co.                                 1,282,340          121,502
       Abbott Laboratories                          1,780,208          118,829
       American Home Products Corp.                 1,481,548          113,338
       Chevron Corp.                                1,504,010          111,203
       NationsBank Corp.                            1,680,062          108,364
       Fannie Mae                                   2,450,781          106,915
       Lucent Technologies, Inc.                    1,472,827          106,136
       BellSouth Corp.                              2,284,418          105,940
       BankAmerica Corp.                            1,640,461          105,912
       Motorola, Inc.                               1,367,612          103,939
       Ford Motor Co.                               2,738,072          103,362
 -     Cisco Systems, Inc.                          1,517,019          101,830
       Amoco Corp.                                  1,138,801           99,005
       Minnesota Mining &
         Manufacturing Co.                            958,402           97,757
       Chase Manhattan Corp.                          995,660           96,641
       GTE Corp.                                    2,202,444           96,632
       General Motors Corp.                         1,684,370           93,798
       Travelers Group Inc.                         1,476,087           93,086
       The Boeing Co.                               1,658,949           88,028
       Ameritech Corp.                              1,263,737           85,855
       American Express Co.                         1,088,339           81,081
       Schering-Plough Corp.                        1,692,602           81,033
       Unilever NV ADR                                368,868           80,413
 -     Oracle Corp.                                 1,548,940           77,931
       Warner-Lambert Co.                             624,627           77,610
       McDonald's Corp.                             1,598,502           77,228
       Home Depot, Inc.                             1,117,732           77,054
       Bell Atlantic Corp.                          1,007,539           76,447
       Allstate Corp.                               1,018,894           74,379
       Schlumberger Ltd.                              568,558           71,070
       Texaco Inc.                                    607,174           66,030
       Banc One Corp.                               1,339,610           64,887
       Kimberly-Clark Corp.                         1,294,607           64,407
 -     WorldCom, Inc.                               2,011,246           64,234

-------------------------------------------------------------------------------
                                                                        MARKET
                                                                        VALUE*
                                                       SHARES            (000)
-------------------------------------------------------------------------------
       Time Warner, Inc.                            1,302,731   $       62,857
 -     Compaq Computer Corp.                          632,169           62,743
       First Union Corp.                              658,646           60,925
       MCI Communications Corp.                     1,581,282           60,484
       Columbia/HCA Healthcare Corp.                1,538,085           60,466
       Xerox Corp.                                    744,929           58,756
       Monsanto Co.                                 1,361,535           58,631
       Eastman Kodak Co.                              763,555           58,603
       NYNEX Corp.                                  1,013,390           58,397
       Morgan Stanley, Dean Witter,
         Discover and Co.                           1,318,793           56,791
       Emerson Electric Co.                         1,024,799           56,428
       Wells Fargo & Co.                              206,536           55,661
       Federal Home Loan
         Mortgage Corp.                             1,615,753           55,541
       AlliedSignal Inc.                              651,292           54,709
       Northern Telecom Ltd.                          598,752           54,486
       Campbell Soup Co.                            1,070,650           53,532
       Chrysler Corp.                               1,609,720           52,819
       Atlantic Richfield Co.                         741,127           52,249
       Sprint Corp.                                   990,971           52,150
       Sears, Roebuck & Co.                           902,196           48,493
       Norwest Corp.                                  859,942           48,372
       Anheuser-Busch Cos., Inc.                    1,143,906           47,973
       Caterpillar, Inc.                              438,622           47,097
 -     Dell Computer Corp.                            400,753           47,038
       Dow Chemical Co.                               539,384           46,994
       Computer Associates
         International, Inc.                          835,695           46,538
       Lockheed Martin Corp.                          445,027           46,088
       Sara Lee Corp.                               1,105,484           46,016
       Merrill Lynch & Co., Inc.                      762,381           45,457
       First Data Corp.                             1,032,630           45,371
       United Technologies Corp.                      545,229           45,254
       Medtronic, Inc.                                549,932           44,544
       Colgate-Palmolive Co.                          679,396           44,331
       J.P. Morgan & Co., Inc.                        424,297           44,286
       First Chicago NBD Corp.                        721,774           43,667
       U S WEST Communications
         Group                                      1,103,186           41,576
       Kellogg Co.                                    482,841           41,343
       Pharmacia & Upjohn, Inc.                     1,168,191           40,595
       Union Pacific Corp.                            568,324           40,067
       Duke Energy Corp.                              827,111           39,650
       The Bank of New York Co., Inc.                 898,029           39,064
       H.J. Heinz Co.                                 846,190           39,031
       NIKE, Inc. Class B                             664,530           38,792
       Fleet Financial Group, Inc.                    603,026           38,141
       Texas Instruments, Inc.                        439,938           36,982
       Aetna Inc.                                     347,041           35,528
       Amgen, Inc.                                    608,947           35,357
 -     3Com Corp.                                     786,676           35,351
       ConAgra, Inc.                                  549,456           35,234
       General Re Corp.                               188,648           34,334
       Southern Co.                                 1,568,925           34,320
       The Seagram Co. Ltd.                           852,429           34,310
       Westinghouse Electric Corp.                  1,461,188           33,790
       International Paper Co.                        691,738           33,593
       Waste Management Inc.                        1,041,499           33,458
       Baxter International, Inc.                     639,805           33,430
       McDonnell Douglas Corp.                        485,519           33,258
       Deere & Co.                                    586,814           32,201
       Gannett Co., Inc.                              325,488           32,142
       Burlington Northern Santa Fe
         Corp.                                        355,398           31,941
 -     AirTouch Communications, Inc.                1,156,623           31,663
       Automatic Data Processing, Inc.                673,176           31,639
 -     Sun Microsystems, Inc.                         848,145           31,540
       PNC Bank Corp.                                 743,313           30,940
       CIGNA Corp.                                    172,164           30,559
       CPC International, Inc.                        330,619           30,520
       Walgreen Co.                                   565,971           30,350
       Aluminum Co. of America                        399,138           30,085
       Tyco International Ltd.                        428,937           29,838
       J.C. Penney Co., Inc.                          567,888           29,637
       Rockwell International Corp.                   501,439           29,585
 -     Applied Materials, Inc.                        416,436           29,463
       Corning, Inc.                                  527,492           29,342
       Archer-Daniels-Midland Co.                   1,244,161           29,238
       Norfolk Southern Corp.                         288,506           29,067
 -     U S WEST Media Group                         1,429,409           28,946
       KeyCorp                                        515,889           28,825
       Household International, Inc.                  244,913           28,762
       Illinois Tool Works, Inc.                      573,051           28,617
       MBNA Corp.                                     768,096           28,132
       SunTrust Banks, Inc.                           510,391           28,103
       CSX Corp.                                      500,394           27,772
       Raytheon Co.                                   543,287           27,708
 -     Boston Scientific Corp.                        447,910           27,519
       Marsh & McLennan Cos., Inc.                    381,134           27,203
       The Chubb Corp.                                402,048           26,887
       Mellon Bank Corp.                              594,934           26,846
       National City Corp.                            510,824           26,818
       Dayton-Hudson Corp.                            498,728           26,526
       Phillips Petroleum Co.                         606,086           26,516
       American General Corp.                         554,944           26,499
       Loews Corp.                                    264,380           26,471
       First Bank System, Inc.                        307,749           26,274
       May Department Stores Co.                      547,195           25,855
       CoreStates Financial Corp.                     477,584           25,670
       Textron, Inc.                                  379,560           25,193
       The Gap, Inc.                                  640,204           24,888
       BankBoston Corp.                               339,270           24,449
       PPG Industries, Inc.                           420,003           24,413
       Enron Corp.                                    595,233           24,293
 -     CUC International, Inc.                        938,839           24,234
       General Mills, Inc.                            371,244           24,177
       Barnett Banks, Inc.                            459,087           24,102
       Edison International                           962,074           23,932
 -     Viacom Inc. Class B                            793,574           23,807
       Weyerhaeuser Co.                               455,764           23,700
       Pitney Bowes, Inc.                             339,668           23,607
 -     Toys R Us, Inc.                                665,773           23,302
 -     Tellabs, Inc.                                  416,158           23,201
       Halliburton Co.                                291,314           23,087
       PG&E Corp.                                     946,190           22,945
       Mattel, Inc.                                   671,557           22,749
       The Goodyear Tire & Rubber Co.                 359,264           22,746

-------------------------------------------------------------------------------
                                                                        MARKET
                                                                        VALUE*
INSTITUTIONAL INDEX FUND                               SHARES            (000)
-------------------------------------------------------------------------------
 -     Tele-Communications, Inc.
         Class A                                    1,526,804           22,616
       Hartford Financial Services
         Group Inc.                                   271,396           22,458
       United Healthcare Corp.                        428,923           22,304
       Unocal Corp.                                   574,091           22,282
       U.S. Bancorp                                   346,556           22,223
       Honeywell, Inc.                                292,813           22,217
 -     EMC Corp.                                      566,935           22,110
       Wachovia Corp.                                 373,842           21,800
       Avon Products, Inc.                            304,561           21,491
       AMP, Inc.                                      505,898           21,121
 -     HFS Inc.                                       364,068           21,116
       Albertson's, Inc.                              577,548           21,080
       Air Products & Chemicals, Inc.                 256,019           20,802
 -     Tenet Healthcare Corp.                         694,362           20,527
       Praxair, Inc.                                  363,123           20,335
       CVS Corp.                                      395,589           20,274
       Ralston-Ralston Purina Group                   245,022           20,138
       Fifth Third Bancorp                            243,834           19,994
 -     Seagate Technology                             567,079           19,954
       Great Western Financial Corp.                  369,264           19,848
       Aon Corp.                                      383,204           19,831
 -     HEALTHSOUTH Corp.                              790,085           19,703
       Hershey Foods Corp.                            352,104           19,476
 -     AMR Corp.                                      210,007           19,426
 -     Micron Technology, Inc.                        484,114           19,334
       FPL Group, Inc.                                419,598           19,328
       USX-Marathon Group                             662,770           19,137
       Occidental Petroleum Corp.                     759,647           19,039
       Barrick Gold Corp.                             858,317           18,883
       American Electric Power Co., Inc.              434,631           18,254
       Alcan Aluminium Ltd.                           522,791           18,134
       Service Corp. International                    551,279           18,123
       Marriott International                         293,554           18,017
       Georgia-Pacific Corp.                          210,703           17,989
       Wrigley, (Wm.) Jr. Co.                         267,642           17,932
       Tenneco, Inc.                                  394,357           17,820
       Texas Utilities Co.                            517,258           17,813
 -     The Kroger Co.                                 584,991           16,965
       Comerica, Inc.                                 246,495           16,762
 -     Federated Department Stores                    478,967           16,644
       American Stores Co.                            336,037           16,592
       TRW, Inc.                                      291,384           16,554
       Charles Schwab Corp.                           403,595           16,421
 -     ITT Corp.                                      268,143           16,373
       Browning-Ferris Industries, Inc.               488,703           16,249
       Conseco Inc.                                   437,969           16,205
 -     Costco Cos., Inc.                              486,200           15,984
       Williams Cos., Inc.                            365,043           15,971
       Consolidated Edison Co. of
         New York, Inc.                               541,274           15,934
       Dover Corp.                                    257,947           15,864
       Crown Cork & Seal Co., Inc.                    296,139           15,825
       Cognizant Corp.                                390,375           15,810
       The Clorox Co.                                 118,670           15,664
       Bankers Trust New York Corp.                   179,783           15,641
       Dominion Resources, Inc.                       424,759           15,557
       Eaton Corp.                                    177,777           15,522
       Masco Corp.                                    371,466           15,509
       Ingersoll-Rand Co.                             250,970           15,497
       Lincoln National Corp.                         239,140           15,395
       Hilton Hotels Corp.                            574,534           15,261
 -     Federal Express Corp.                          263,587           15,222
       Dresser Industries, Inc.                       405,916           15,120
       Pioneer Hi-Bred International, Inc.            189,001           15,120
       PacifiCorp                                     680,977           14,981
       Entergy Corp.                                  547,221           14,980
       Lowe's Cos., Inc.                              398,936           14,811
       Sysco Corp.                                    405,429           14,798
       Fortune Brands, Inc.                           395,907           14,772
       St. Paul Cos., Inc.                            192,572           14,684
       Union Pacific Resources
         Group, Inc.                                  584,445           14,538
       Newell Co.                                     366,728           14,532
       Guidant Corp.                                  170,209           14,468
       ALLTEL Corp.                                   428,671           14,334
       Transamerica Corp.                             152,778           14,294
       Cardinal Health, Inc.                          249,254           14,270
       Becton, Dickinson & Co.                        281,853           14,269
       Rite Aid Corp.                                 282,853           14,107
       The Quaker Oats Co.                            314,166           14,098
       UNUM Corp.                                     335,061           14,073
       Genuine Parts Co.                              414,072           14,027
       Newmont Mining Corp.                           359,581           14,024
       Salomon, Inc.                                  249,728           13,891
       Delta Air Lines, Inc.                          169,272           13,880
       Union Carbide Corp.                            291,972           13,741
 -     Kmart Corp.                                  1,117,070           13,684
       Public Service Enterprise
         Group Inc.                                   547,267           13,682
       Republic New York Corp.                        126,788           13,630
       SAFECO Corp.                                   290,941           13,583
       Tribune Co.                                    282,544           13,580
       Cooper Industries, Inc.                        272,498           13,557
       The McGraw-Hill Cos.                           230,390           13,550
       Rohm & Haas Co.                                146,638           13,207
       MGIC Investment Corp.                          272,192           13,048
       Baker Hughes, Inc.                             335,231           12,969
       Coastal Corp.                                  243,761           12,965
       Winn-Dixie Stores, Inc.                        344,563           12,835
 -     Digital Equipment Corp.                        360,254           12,767
       International Flavors &
         Fragrances, Inc.                             252,695           12,761
 -     Computer Sciences Corp.                        176,352           12,719
       R.R. Donnelley & Sons Co.                      346,120           12,677
       Phelps Dodge Corp.                             148,740           12,671
       Burlington Resources, Inc.                     286,759           12,653
       The Limited, Inc.                              622,186           12,599
       CINergy Corp.                                  361,908           12,599
       VF Corp.                                       147,160           12,472
       Carolina Power & Light Co.                     346,759           12,440
 -     Parametric Technology Corp.                    292,352           12,425
       Freeport-McMoRan Copper &
         Gold Inc. Class B                            397,470           12,371
       Sherwin-Williams Co.                           396,899           12,254
       Times Mirror Co. Class A                       221,727           12,250
 -     Bay Networks, Inc.                             457,926           12,164

-------------------------------------------------------------------------------
                                                                        MARKET
                                                                        VALUE*
                                                       SHARES            (000)
-------------------------------------------------------------------------------
       Champion International Corp.                   219,690           12,138
       Reynolds Metals Co.                            168,336           11,994
 -     Thermo Electron Corp.                          345,871           11,889
       Amerada Hess Corp.                             213,279           11,850
       UST Inc.                                       426,403           11,833
       Case Corp.                                     171,151           11,788
       Northrop Grumman Corp.                         133,653           11,736
       Consolidated Natural Gas Co.                   217,692           11,715
       Equifax, Inc.                                  314,310           11,688
 -     Advanced Micro Devices, Inc.                   323,164           11,634
       Inco Ltd.                                      386,290           11,613
       Interpublic Group of Cos., Inc.                189,140           11,597
       Houston Industries, Inc.                       536,871           11,509
       Torchmark Corp.                                161,500           11,507
       Eastman Chemical Co.                           180,408           11,456
       Nucor Corp.                                    202,420           11,437
       Jefferson-Pilot Corp.                          163,211           11,404
       Comcast Corp. Class A Special                  534,836           11,399
       MBIA, Inc.                                      99,753           11,253
       Hercules, Inc.                                 234,946           11,248
       Green Tree Financial Corp.                     314,763           11,213
       Unicom Corp.                                   498,641           11,095
       New York Times Co. Class A                     221,604           10,969
       Allegheny Teledyne Inc.                        405,133           10,939
       General Dynamics Corp.                         144,337           10,825
       Fluor Corp.                                    193,959           10,704
       PECO Energy Corp.                              509,690           10,703
       Knight-Ridder, Inc.                            215,345           10,565
 -     LSI Logic Corp.                                325,997           10,432
       Central & South West Corp.                     490,409           10,421
       Parker Hannifin Corp.                          170,994           10,377
       The Dun & Bradstreet Corp.                     393,933           10,341
       Rubbermaid, Inc.                               345,645           10,283
       Sonat, Inc.                                    198,153           10,155
 -     Cabletron Systems, Inc.                        357,521           10,122
       H.F. Ahmanson & Co.                            232,770           10,009
 -     National Semiconductor Corp.                   326,514            9,999
       Laidlaw Inc. Class B                           721,450            9,965
       GPU Inc.                                       277,017            9,938
       Morton International, Inc.                     327,466            9,885
       Avery Dennison Corp.                           239,287            9,601
       W.W. Grainger, Inc.                            121,916            9,532
       W.R. Grace & Co.                               172,568            9,513
       TJX Cos., Inc.                                 356,950            9,415
       Whirlpool Corp.                                172,246            9,398
       Golden West Financial Corp.                    131,989            9,239
       DTE Energy Co.                                 333,192            9,204
 -     Western Atlas, Inc.                            124,411            9,113
       Baltimore Gas & Electric Co.                   339,387            9,057
       Dana Corp.                                     238,302            9,055
       Dillard's Inc.                                 261,442            9,052
       Nordstrom, Inc.                                184,090            9,020
       Placer Dome, Inc.                              550,143            9,009
       State Street Corp.                             194,172            8,980
       Willamette Industries, Inc.                    127,379            8,917
       Dow Jones & Co., Inc.                          221,805            8,914
       Union Electric Co.                             234,452            8,836
       Beneficial Corp.                               124,036            8,814
       Southwest Airlines Co.                         336,409            8,705
 -     Humana, Inc.                                   373,721            8,642
       Hasbro, Inc.                                   297,140            8,431
       Columbia Gas Systems, Inc.                     128,053            8,355
       Pennzoil Co.                                   108,449            8,323
       PACCAR, Inc.                                   178,588            8,282
       Northern States Power Co.                      158,667            8,211
 -     AutoZone Inc.                                  348,231            8,205
 -     St. Jude Medical, Inc.                         209,828            8,183
       The Stanley Works                              204,102            8,164
       Perkin-Elmer Corp.                             101,266            8,057
       Black & Decker Corp.                           216,554            8,053
       Sigma-Aldrich Corp.                            230,125            8,040
       Circuit City Stores, Inc.                      225,450            8,018
       Union Camp Corp.                               159,826            7,991
       Johnson Controls, Inc.                         193,473            7,944
       Ashland Inc.                                   170,578            7,911
       Wendy's International, Inc.                    303,483            7,872
 -     General Instrument Corp.                       314,322            7,858
 -     Ceridian Corp.                                 184,806            7,808
       Harcourt General, Inc.                         163,515            7,787
       Brown-Forman Corp. Class B                     158,413            7,733
       Harris Corp.                                    91,985            7,727
       IKON Office Solutions                          309,130            7,709
       H & R Block, Inc.                              238,792            7,701
       Ohio Edison Co.                                350,871            7,653
       Liz Claiborne, Inc.                            164,075            7,650
       Raychem Corp.                                  102,563            7,628
       PP&L Resources Inc.                            379,333            7,563
       Frontier Corp.                                 375,741            7,491
       The Mead Corp.                                 119,940            7,466
       Great Lakes Chemical Corp.                     141,480            7,410
 -     Woolworth Corp.                                307,608            7,383
       Westvaco Corp.                                 233,879            7,353
       Tandy Corp.                                    130,831            7,327
       James River Corp.                              197,560            7,310
       Brunswick Corp.                                228,916            7,154
       Ecolab, Inc.                                   148,322            7,082
       Kerr-McGee Corp.                               111,475            7,065
       ITT Industries, Inc.                           271,473            6,990
       Armstrong World Industries Inc.                 94,832            6,958
       USX-U.S. Steel Group                           197,862            6,938
       Engelhard Corp.                                330,801            6,926
 -     Providian Financial Corp.                      215,146            6,912
       Temple-Inland Inc.                             127,555            6,888
 -     FMC Corp.                                       85,584            6,799
       Pall Corp.                                     289,271            6,726
       Pacific Enterprises                            195,373            6,569
       Thomas & Betts Corp.                           124,843            6,562
       Mallinckrodt, Inc.                             169,971            6,459
       Deluxe Corp.                                   189,242            6,458
       Cummins Engine Co., Inc.                        90,855            6,411
       USF&G Corp.                                    265,946            6,383
       American Greetings Corp.
         Class A                                      172,122            6,369
 -     US Airways Group Inc.                          181,909            6,367
       U.S. Surgical Corp.                            169,026            6,296
 -     Silicon Graphics, Inc.                         405,337            6,080
       Reebok International Ltd.                      129,684            6,063
       Ryder System, Inc.                             182,910            6,036

-------------------------------------------------------------------------------
                                                                        MARKET
                                                                        VALUE*
INSTITUTIONAL INDEX FUND                               SHARES            (000)
-------------------------------------------------------------------------------
       Bausch & Lomb, Inc.                            127,663            6,016
       Maytag Corp.                                   230,025            6,009
 -     DSC Communications Corp.                       269,371            5,994
       Nalco Chemical Co.                             154,790            5,979
 -     Andrew Corp.                                   208,810            5,847
       Polaroid Corp.                                 104,124            5,779
       Adobe Systems, Inc.                            164,657            5,773
       Whitman Corp.                                  238,409            5,722
 -     ALZA Corp.                                     194,282            5,634
       Aegon NV ARS                                    80,395            5,633
 -     Rowan Cos., Inc.                               196,738            5,546
 -     Tandem Computers, Inc.                         273,630            5,541
       Snap-On Inc.                                   140,089            5,516
 -     Novell, Inc.                                   796,862            5,503
 -     Fruit of the Loom, Inc.                        176,590            5,474
       Mercantile Stores Co., Inc.                     84,698            5,331
       The BFGoodrich Co.                             122,993            5,327
       SuperValu Inc.                                 154,053            5,315
       Owens Corning                                  123,107            5,309
       Bemis Co., Inc.                                122,436            5,295
       Louisiana-Pacific Corp.                        249,370            5,268
       Cyprus Amax Minerals Co.                       213,948            5,242
       Tupperware Corp.                               142,544            5,203
       Sun Co., Inc.                                  167,152            5,182
       Echlin, Inc.                                   142,885            5,144
       National Service Industries, Inc.              105,188            5,121
       The Timken Co.                                 143,376            5,099
 -     Oryx Energy Co.                                241,149            5,094
       General Signal Corp.                           114,251            4,984
       Biomet, Inc.                                   262,067            4,881
       NorAm Energy Corp.                             315,158            4,806
       Allergan, Inc.                                 150,276            4,781
       Pep Boys (Manny, Moe & Jack)                   139,707            4,759
       C.R. Bard, Inc.                                130,941            4,755
       Manor Care Inc.                                144,515            4,715
       Harnischfeger Industries Inc.                  112,608            4,673
       Comcast Corp. Class A                          218,396            4,559
       Tektronix, Inc.                                 75,510            4,531
       Giant Food, Inc. Class A                       137,323            4,480
       Louisiana Land & Exploration Co.                78,345            4,475
       Crane Co.                                      105,559            4,414
       Homestake Mining Co.                           335,891            4,388
       Millipore Corp.                                 99,355            4,372
 -     Harrah's Entertainment, Inc.                   236,984            4,266
       Autodesk, Inc.                                 109,661            4,201
 -     Apple Computer, Inc.                           291,912            4,142
       NICOR, Inc.                                    114,720            4,116
       Moore Corp. Ltd.                               206,654            4,069
       Worthington Industries, Inc.                   221,587            4,058
       Cooper Tire & Rubber Co.                       184,394            4,057
       Boise Cascade Corp.                            111,478            3,937
       Scientific-Atlanta, Inc.                       176,738            3,866
       Foster Wheeler Corp.                            93,533            3,788
 -     Beverly Enterprises, Inc.                      227,122            3,691
       McDermott International, Inc.                  126,094            3,680
       Alberto-Culver Co. Class B                     128,714            3,604
       Meredith Corp.                                 122,775            3,560
       ENSERCH Corp.                                  159,163            3,541
       Countrywide Credit
         Industries, Inc.                             109,298            3,409
 -     Santa Fe Energy Resources, Inc.                229,365            3,369
       Caliber System Inc.                             89,955            3,351
       Darden Restaurants Inc.                        367,339            3,329
       Helmerich & Payne, Inc.                         57,084            3,289
       Stone Container Corp.                          227,781            3,260
 -     Unisys Corp.                                   402,102            3,066
       Aeroquip-Vickers Inc.                           64,244            3,036
       Shared Medical Systems Corp.                    56,070            3,014
       ASARCO, Inc.                                    98,283            3,010
       Peoples Energy Corp.                            80,263            3,005
       Potlatch Corp.                                  66,257            2,998
       King World Productions, Inc.                    85,494            2,992
       Inland Steel Industries, Inc.                  112,531            2,940
       Battle Mountain Gold Co. Class A               516,671            2,939
 -     Navistar International Corp.                   168,845            2,913
       Briggs & Stratton Corp.                         57,871            2,894
 -     Niagara Mohawk Power Corp.                     331,711            2,840
       Centex Corp.                                    66,407            2,698
 -     Bethlehem Steel Corp.                          256,574            2,678
       Russell Corp.                                   87,860            2,603
 -     Amdahl Corp.                                   279,348            2,444
       EG&G, Inc.                                     107,869            2,427
       Springs Industries Inc. Class A                 45,904            2,421
       Fleetwood Enterprises, Inc.                     81,000            2,415
 -     Data General Corp.                              91,268            2,373
       Great Atlantic & Pacific Tea
         Co., Inc.                                     87,059            2,367
       Jostens Inc.                                    88,091            2,356
       Cincinnati Milacron, Inc.                       90,827            2,356
       Longs Drug Stores, Inc.                         88,862            2,327
       Adolph Coors Co. Class B                        86,393            2,279
       Safety-Kleen Corp.                             132,704            2,239
       Freeport-McMoRan Copper &
         Gold Inc. Class A                             72,417            2,118
       Ball Corp.                                      69,556            2,091
       ONEOK, Inc.                                     62,406            2,009
       Echo Bay Mines Ltd.                            317,364            1,825
       Pulte Corp.                                     51,920            1,794
       John H. Harland Co.                             70,897            1,617
       Eastern Enterprises                             46,621            1,617
       Giddings & Lewis, Inc.                          76,090            1,579
       Kaufman & Broad Home Corp.                      89,314            1,569
       Fleming Cos., Inc.                              86,717            1,561
       Stride Rite Corp.                              113,465            1,461
 -     Charming Shoppes, Inc.                         242,203            1,264
       NACCO Industries, Inc. Class A                  18,366            1,037
 -     Armco, Inc.                                    238,876              926
 -     Intergraph Corp.                               106,648              893
 -     Viacom Inc. Class A                             18,015              530
 -     TCI Satellite Entertainment, Inc.
         Class A                                       21,000              165
 -     Fresenius National
         Medical Care Pfd.                            114,209                7
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (98.6%)(1)
  (COST $10,236,681)                                                15,678,602
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                         FACE           MARKET
                                                       AMOUNT           VALUE*
                                                        (000)            (000)
-------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (1.2%)
-------------------------------------------------------------------------------
U.S. TREASURY BILL
  (2)  5.21%, 7/24/97                              $   15,500      $    15,451
REPURCHASE AGREEMENT
Collateralized by U.S. Government
       Obligations in a Pooled
       Cash Account
       5.93%, 7/1/97                                  176,890          176,890
-------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (COST $192,338)                                                      192,341
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.8%)
  (COST $10,429,019)                                               $15,870,943
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.2%)
-------------------------------------------------------------------------------
       Other Assets--Note E                                            190,446
       Liabilities--Note E                                            (158,731)
                                                                   ------------
                                                                        31,715
-------------------------------------------------------------------------------
NET ASSETS (100%)
-------------------------------------------------------------------------------
Applicable to 193,093,831 outstanding
       shares of beneficial interest
       (unlimited authorization)                                   $15,902,658
===============================================================================

NET ASSET VALUE PER SHARE                                               $82.36
===============================================================================

*See Note A in Notes to Financial Statements.

-Non-Income Producing Security.

(1)The combined market value of common stocks and S&P 500 Index futures contracts represents 100.0% of net assets.

(2)Security segregated as initial margin for open futures contracts.
ADR--American Depository Receipt.
ARS--American Registered Share.

-------------------------------------------------------------------------------
                                                       AMOUNT              PER
                                                        (000)            SHARE
-------------------------------------------------------------------------------
AT JUNE 30, 1997, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------
 Paid in Capital                                  $10,315,687           $53.43
 Undistributed Net
       Investment Income                               40,722              .21
 Accumulated Net
       Realized Gains                                 100,750              .52
 Unrealized Appreciation--
       Note D
       Investment Securities                        5,441,924            28.18
       Futures Contracts                                3,575              .02
-------------------------------------------------------------------------------
NET ASSETS                                        $15,902,658           $82.36
===============================================================================

STATEMENT OF OPERATIONS

This Statement shows dividend and interest income earned by the Fund during the reporting period, and details the operating expenses charged to the Fund. These expenses directly reduce the amount of investment income available to pay to shareholders as dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) on investments during the period. If the Fund invested in futures contracts during the period, the results of these investments are shown separately.

-------------------------------------------------------------------------------------
                                                            INSTITUTIONAL INDEX FUND
                                                      SIX MONTHS ENDED JUNE 30, 1997
                                                                               (000)
-------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
   Dividends                                                             $   124,503
   Interest                                                                    4,499
                                                                         ------------
      Total Income                                                           129,002
                                                                         ------------
EXPENSES
   The Vanguard Group--Note B                                                  4,113
                                                                         ------------
      Total Expenses                                                           4,113
-------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                        124,889
-------------------------------------------------------------------------------------
REALIZED NET GAIN
   Investment Securities Sold                                                 47,767
   Futures Contracts                                                          43,548
-------------------------------------------------------------------------------------
REALIZED NET GAIN                                                             91,315
-------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   Investment Securities                                                   2,368,492
   Futures Contracts                                                           4,258
-------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                           2,372,750
-------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $2,588,954
=====================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how the Fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information that is detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the Fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the Fund, either by purchasing shares or by reinvesting distributions, as well as the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement.

------------------------------------------------------------------------------------------------------
                                                                          INSTITUTIONAL INDEX FUND
                                                                      --------------------------------
                                                                          SIX MONTHS             YEAR
                                                                               ENDED            ENDED
                                                                       JUN. 30, 1997    DEC. 31, 1996
                                                                               (000)            (000)
------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
   Net Investment Income                                                 $   124,889      $   195,323
   Realized Net Gain                                                          91,315          169,598
   Change in Unrealized Appreciation (Depreciation)                        2,372,750        1,528,203
                                                                      --------------------------------
      Net Increase in Net Assets Resulting from Operations                 2,588,954        1,893,124
                                                                      --------------------------------
DISTRIBUTIONS
   Net Investment Income                                                     (99,865)        (204,455)
   Realized Capital Gain                                                     (17,007)        (154,705)
                                                                      --------------------------------
      Total Distributions                                                   (116,872)        (359,160)
                                                                      --------------------------------
NET EQUALIZATION CREDITS--Note A                                               5,568           14,428
                                                                      --------------------------------
CAPITAL SHARE TRANSACTIONS(1)
   Issued                                                                  3,042,260        4,539,900
   Issued in Lieu of Cash Distributions                                      104,790          325,871
   Redeemed                                                               (1,148,457)      (1,662,138)
                                                                      --------------------------------
      Net Increase from Capital Share Transactions                         1,998,593        3,203,633
------------------------------------------------------------------------------------------------------
   Total Increase                                                          4,476,243        4,752,025
------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period                                                    11,426,415        6,674,390
                                                                      --------------------------------
   End of Period                                                         $15,902,658      $11,426,415
======================================================================================================

(1)Shares Issued (Redeemed)
   Issued                                                                     41,192           71,930
   Issued in Lieu of Cash Distributions                                        1,361            4,831
   Redeemed                                                                  (15,401)         (26,039)
                                                                      --------------------------------
      Net Increase in Shares Outstanding                                      27,152           50,722
======================================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes the Fund's investment results and distributions to shareholders on a per-share basis. It also presents the Fund's Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the Fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the Fund's total return; how much it costs to operate the Fund; and the extent to which the Fund tends to distribute capital gains.

    The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the Fund for one year. Finally, the table lists the Fund's Average Commission Rate Paid, a disclosure required by the SEC beginning in 1996. This rate is calculated by dividing total commissions paid on portfolio securities by the total number of shares purchased and sold on which commissions were charged.

---------------------------------------------------------------------------------------------------------------------------
                                                                                 INSTITUTIONAL INDEX FUND
                                                                                  YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                             SIX MONTHS ENDED  -----------------------------------------------------
THROUGHOUT EACH PERIOD                                 JUNE 30, 1997       1996       1995      1994       1993       1992
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $68.86     $57.93     $43.22    $44.20     $41.45     $39.91
INVESTMENT OPERATIONS
   Net Investment Income                                        .690       1.38       1.28      1.23       1.20       1.17
   Net Realized And Unrealized Gain (Loss)
      on Investments                                          13.445      11.90      14.86      (.66)      2.92       1.79
      Total from Investment Operations                        14.135      13.28      16.14       .57       4.12       2.96
DISTRIBUTIONS
   Dividends From Net Investment Income                        (.540)     (1.36)     (1.27)    (1.21)     (1.19)     (1.17)
   Distributions From Realized Capital Gains                   (.095)      (.99)      (.16)     (.34)      (.18)      (.25)
      Total Distributions                                      (.635)     (2.35)     (1.43)    (1.55)     (1.37)     (1.42)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $82.36     $68.86     $57.93    $43.22     $44.20     $41.45
===========================================================================================================================

TOTAL RETURN                                                  20.59%     23.06%     37.60%     1.31%     10.02%      7.54%
===========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)                      $15,903    $11,426     $6,674    $3,265     $3,103     $1,525
   Ratio of Total Expenses to
      Average Net Assets                                      0.06%*      0.06%      0.06%     0.07%      0.07%      0.07%
   Ratio of Net Investment Income to
      Average Net Assets                                      1.85%*      2.18%      2.49%     2.80%      2.72%      2.94%
   Portfolio Turnover Rate                                       6%*         9%       4%**     23%**       4%**       9%**
   Average Commission Rate Paid                               $.0160     $.0167        N/A       N/A        N/A        N/A
---------------------------------------------------------------------------------------------------------------------------

 *Annualized.

**Portfolio turnover rates excluding in-kind redemptions were 4%, 19%, 3%, and 6%, respectively.

NOTES TO FINANCIAL STATEMENTS

Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as a diversified open-end investment company, or mutual fund.

A. The following significant accounting policies conform to generally accepted accounting principles for mutual funds. The Fund consistently follows such policies in preparing its financial statements.

    1. SECURITY VALUATION: Securities listed on an exchange are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities not listed on an exchange are valued at the latest quoted bid prices. Temporary cash investments acquired more than 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

    2. FEDERAL INCOME TAXES: The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

    3. EQUALIZATION: The Fund follows the accounting practice known as "equalization," under which a portion of the price of capital shares issued and redeemed, equivalent to undistributed net investment income per share on the date of the transaction, is credited or charged to undistributed income. As a result, undistributed income per share is unaffected by capital share transactions.

    4. REPURCHASE AGREEMENTS: The Fund, along with members of The Vanguard Group, transfers uninvested cash balances into a Pooled Cash Account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

    5. FUTURES: The Fund uses S&P 500 Index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The Fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The Fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

    Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

    6. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date.

    7. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the Fund. For the six months ended June 30, 1997, the fee for such services represented an effective annual rate of 0.06% of average net assets. The Fund's trustees and officers are also directors and officers of Vanguard.

C.  During the six months ended June 30, 1997, the Fund purchased
$2,328,264,000 of investment securities and sold $414,050,000 of investment securities, other than temporary cash investments.

D. At June 30, 1997, net unrealized appreciation of investment securities for financial reporting and federal income tax purposes was $5,441,924,000, consisting of unrealized gains of $5,545,039,000 on securities that had risen in value since their purchase and $103,115,000 in unrealized losses on securities that had fallen in value since their purchase.

    At June 30, 1997, the aggregate settlement value of open futures contracts expiring in September 1997, and the unrealized appreciation were:

         --------------------------------------------------------------------
                                                            (000)
                                                -----------------------------
                                  NUMBER OF       AGGREGATE
                                     LONG         SETTLEMENT      UNREALIZED
         FUTURES CONTRACTS        CONTRACTS         VALUE        APPRECIATION
         --------------------------------------------------------------------
         S&P 500 Index               504           $224,343        $3,575
         --------------------------------------------------------------------

E. The market value of securities on loan to broker/dealers at June 30, 1997, was $29,951,000, for which the Fund held cash collateral of $30,790,000.

TRUSTEES AND OFFICERS

JOHN C. BOGLE, Chairman of the Board and Director of The Vanguard Group, Inc.
         and of each of the investment companies in The Vanguard Group.

JOHN J. BRENNAN, President, Chief Executive Officer, and Director of The
         Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

ROBERT E. CAWTHORN, Chairman Emeritus and Director of Rhone-Poulenc Rorer,
         Inc.; Managing Director of Global Health Care Partners/DLJ Merchant Banking Partners; Director of Sun Company, Inc. and Westinghouse Electric Corp.

BARBARA BARNES HAUPTFUHRER, Director of The Great Atlantic and Pacific Tea Co.,
         Ikon Business Solutions, Inc., Raytheon Co., Knight-Ridder, Inc., and Massa-chusetts Mutual Life Insurance Co.; Trustee Emerita of Wellesley College.

BRUCE K. MACLAURY, President Emeritus of The Brookings Institution; Director of
         American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

BURTON G. MALKIEL, Chemical Bank Chairman's Professor of Economics, Princeton
         University; Director of Prudential Insurance Co. of America, Amdahl Corp., Baker Fentress & Co., The Jeffrey Co., and Southern New England Communications Co.

ALFRED M. RANKIN, JR., Chairman, President, and Chief Executive Officer of
         NACCO Industries, Inc.; Director of NACCO Industries, The BFGoodrich Co., and The Standard Products Co.

JOHN C. SAWHILL, President and Chief Executive Officer of The Nature
         Conservancy; formerly, Director and Senior Partner of McKinsey & Co. and President of New York University; Director of Pacific Gas and Electric Co., Procter & Gamble Co., and NACCO Industries.

JAMES O. WELCH, JR., Retired Chairman of Nabisco Brands, Inc.; retired Vice
         Chairman and Director of RJR Nabisco; Director of TECO Energy, Inc. and Kmart Corp.

J. LAWRENCE WILSON, Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of Cummins Engine Co.; Trustee of Vanderbilt University.


OTHER FUND OFFICERS

RAYMOND J. KLAPINSKY, Secretary; Senior Vice President and Secretary of The
         Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

RICHARD F. HYLAND, Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

KAREN E. WEST, Controller; Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.


OTHER VANGUARD OFFICERS

ROBERT A. DISTEFANO, Senior Vice President, Information Technology.

JAMES H. GATELY, Senior Vice President,
         Individual Investor Group.

IAN A. MACKINNON, Senior Vice President,
         Fixed Income Group.

F. WILLIAM MCNABB III, Senior Vice President,
         Institutional Investor Group.

RALPH K. PACKARD, Senior Vice President and
         Chief Financial Officer.

[THE VANGUARD GROUP LOGO]

Please send your comments to us at:
Post Office Box 2600, Valley Forge, Pennsylvania 19482

Fund Information: 1-800-662-7447

Individual Account Services: 1-800-662-2739

Institutional Investor Services: 1-800-523-1036

http://www.vanguard.com online@vanguard.com

All Vanguard funds are offered by prospectus only. Prospectuses contain more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Prospectuses may be obtained directly from The Vanguard Group.

(C) 1997 Vanguard Marketing Corporation, Distributor

[PHOTO]
THE VANGUARD FAMILY OF FUNDS

EQUITY AND BALANCED FUNDS

GROWTH AND INCOME FUNDS
  Vanguard/Windsor Fund
  Vanguard/Windsor II
  Vanguard Equity Income Fund
  Vanguard Growth and Income Portfolio
  Vanguard Selected Value Portfolio
  Vanguard/Trustees' Equity-U.S. Portfolio
  Vanguard Convertible Securities Fund

BALANCED FUNDS
  Vanguard/Wellington Fund
  Vanguard/Wellesley Income Fund
  Vanguard STAR Portfolio
  Vanguard Asset Allocation Fund
  Vanguard LifeStrategy Portfolios

GROWTH FUNDS
  Vanguard/Morgan Growth Fund
  Vanguard/PRIMECAP Fund
  Vanguard U.S. Growth Portfolio

AGGRESSIVE GROWTH FUNDS
  Vanguard Explorer Fund
  Vanguard Specialized Portfolios
  Vanguard Horizon Fund

INTERNATIONAL FUNDS
  Vanguard International Growth Portfolio
  Vanguard International Value Portfolio

INDEX FUNDS
  Vanguard Index Trust
  Vanguard Tax-Managed Fund
  Vanguard Balanced Index Fund
  Vanguard Bond Index Fund
  Vanguard International Equity Index Fund
  Vanguard Total International Portfolio

FIXED-INCOME FUNDS

MONEY MARKET FUNDS
  Vanguard Money Market Reserves
  Vanguard Treasury Money Market Portfolio
  Vanguard Admiral Funds

INCOME FUNDS
  Vanguard Fixed Income Securities Fund
  Vanguard Admiral Funds
  Vanguard Preferred Stock Fund

TAX-EXEMPT MONEY MARKET FUNDS
  Vanguard Municipal Bond Fund
  Vanguard State Tax-Free Funds
    (CA, NJ, OH, PA)

TAX-EXEMPT INCOME FUNDS
  Vanguard Municipal Bond Fund
  Vanguard State Tax-Free Funds
    (CA, FL, NJ, NY, OH, PA)

Q942-6/97